UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Short Municipal Income ETF (TMNS)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Short Municipal Income ETF (the "fund") for the period of November 19, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Municipal Income ETF	$5	0.18%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$21,497
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$11
  Portfolio Turnover Rate84.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New York	13.2%
Texas	11.9
Virginia	6.7
Illinois	6.1
Georgia	5.2
Puerto Rico	4.9
California	4.2
North Carolina	4.1
Alabama	3.9
Other	39.8

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	22.4%
Housing	14.2
Health Care	12.9
Education	12.4
General Obligations - Local	7.7
Special Tax	5.5
Electric	4.4
Industrial & Pollution Control	4.4
General Obligations - State	3.6
Other	12.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Municipal Income ETF (TMNS)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202505-4541202

ETF1256-052 04/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$36,505	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
February 28, 2026
T. ROWE PRICE
TMNS	Short Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

11/19/25(1) Through
2/28/26
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2)	0.46
Net realized and unrealized gain/loss	0.57
Total from investment activities	1.03
Distributions
Net investment income	(0.45)
NET ASSET VALUE
End of period	$ 50.58
Ratios/Supplemental Data
Total return, based on NAV(3)	2.06%
Ratios to average net assets:
Gross expenses before waivers/payments by Price Associates	0.18%(4)
Net expenses after waivers/payments by Price Associates	0.18%(4)
Net investment income	3.36%(4)
Portfolio turnover rate(5)	84.2%
Net assets, end of period (in thousands)	$ 21,497

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(4)	Annualized
(5)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

February 28, 2026
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.4%
ALABAMA 3.9%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	20	21
Black Belt Energy Gas District, Series C-1, 5.25%, 2/1/53 (Tender 6/1/29)	425	455
Southeast Alabama Gas Supply District, Series A, VRDN, 5.00%, 8/1/54 (Tender 4/1/32)	265	287
Southeast Energy Auth. A Cooperative District, Series B, 5.00%, 1/1/54 (Tender 6/1/30)	75	81
		844
ARIZONA 3.0%
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	100	101
Arizona IDA, Series A, 5.00%, 11/1/29	125	135
Arizona IDA, Series A, 5.00%, 11/1/28	315	332
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (2)	65	66
		634
CALIFORNIA 4.2%
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	400	440
California Statewide CDA, Series C-1, 5.00%, 9/2/31	300	328
Los Angeles Department of Airports, Series C, 5.00%, 5/15/34 (2)	135	140
		908
COLORADO 2.0%
Colorado HFA, Series A-1, 5.00%, 8/1/27	50	52
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	100	100
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/31 (2)	65	69
Denver City & County School District No. 1, Series A, GO, 5.50%, 12/1/27	65	69
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	70	71

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
State of Colorado, Series K, GO, 5.00%, 3/15/28	60	62
		423
CONNECTICUT 0.5%
State of Connecticut Special Tax Revenue, Series A, 5.00%, 7/1/28	100	107
		107
DELAWARE 0.2%
Kent County, Series A, 5.00%, 7/1/30	50	51
		51
DISTRICT OF COLUMBIA 1.1%
District of Columbia, 5.00%, 4/1/31	65	67
District of Columbia, 5.00%, 4/1/33	110	113
District of Columbia, 5.00%, 7/1/28	20	21
Metropolitan Washington Airports Auth. Aviation Revenue, Series B, 5.00%, 10/1/27	45	45
		246
FLORIDA 2.9%
Alachua County HFA, Series B-1, 5.00%, 12/1/28	200	213
Alachua County HFA, Series B-2, 5.00%, 12/1/37 (Tender 12/1/26)	125	126
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	35	36
Lee County Airport Revenue, Series A-2, 5.00%, 10/1/56 (Tender 10/1/31) (2)(3)	100	110
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	35	35
New Port Corners Community Dev. District, 4.00%, 6/15/30 (1)	100	101
		621
GEORGIA 5.2%
Atlanta Urban Residential Fin. Auth., 2.90%, 9/1/28 (Tender 3/1/28)	55	55

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Atlanta Urban Residential Fin. Auth., Series B, 2.75%, 5/1/29 (Tender 5/1/28)	180	180
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	125	128
Burke County Dev. Auth., 3.875%, 10/1/32 (Tender 3/6/26)	60	60
Burke County Dev. Auth., Series 4TH, 3.80%, 10/1/32 (Tender 5/21/26)	105	105
Fulton County Dev. Auth., Series A, 5.00%, 4/1/32	95	98
Main Street Natural Gas Inc, Series A, 5.00%, 6/1/53 (Tender 6/1/30)	200	214
Main Street Natural Gas Inc, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	273
		1,113
HAWAII 0.2%
State of Hawaii Airports System Revenue, Series A, 5.00%, 7/1/34 (2)	50	52
		52
ILLINOIS 6.1%
Chicago O'Hare International Airport, Series C, 5.00%, 1/1/30	45	46
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/28 (2)	200	204
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/29 (2)	75	76
Illinois, Series A, GO, 5.00%, 5/1/29	300	316
Illinois Fin. Auth., Series B2, 5.00%, 8/15/52 (Tender 8/15/27)	170	175
Illinois Fin. Auth., Series C, 5.00%, 2/15/33	65	67
Illinois Fin. Auth., Series C, 5.00%, 2/15/34	45	46
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/31	350	376
		1,306
INDIANA 2.6%
Indiana Fin. Auth., Series D-1, 5.00%, 10/1/64 (Tender 10/1/29)	270	291

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Whiting, Series A, 5.00%, 12/1/44 (Tender 6/5/26) (2)	260	262
		553
KANSAS 0.3%
Kansas DFA, Series B, 5.00%, 11/15/54 (Tender 11/15/31)	50	56
		56
KENTUCKY 0.6%
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	100	107
Kentucky Public Energy Auth., Series C, 4.00%, 2/1/50 (Tender 2/1/28)	25	26
		133
LOUISIANA 1.2%
Louisiana Local Government Environmental Facilities & Community Dev. Auth., 3.50%, 11/1/32	15	15
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, 2.375%, 6/1/37 (Tender 7/1/26)	110	110
Saint John the Baptist Parish, Marathon Oil, Series A-3, 2.20%, 6/1/37 (Tender 7/1/26)	140	140
		265
MARYLAND 0.5%
Maryland HHEFA, 5.00%, 7/1/29	100	103
		103
MICHIGAN 1.7%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series C, 5.00%, 7/1/30	55	55
Michigan Fin. Auth., 5.00%, 11/15/29	145	148
Michigan Fin. Auth., 5.00%, 11/15/31	150	153
		356
MINNESOTA 3.3%
Hennepin County, Series A, GO, 5.00%, 12/1/28	680	714
		714

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
MISSOURI 0.3%
HEFA of Missouri, Series B, 4.00%, 5/1/51 (Tender 5/1/26)	70	70
		70
NEW JERSEY 0.7%
New Jersey Housing & Mortgage Fin. Agency, Series D-2, 3.10%, 7/1/29 (Tender 7/1/28)	145	146
		146
NEW YORK 13.2%
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	200	201
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series D-1, 5.00%, 11/1/31	200	229
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	400	400
New York State Housing Fin. Agency, Series F-2, 3.25%, 5/1/56 (Tender 5/1/31)	500	505
New York Transportation Dev., 5.00%, 12/1/29 (2)	25	27
New York Transportation Dev., Series A, 5.00%, 12/1/29 (2)	400	432
Port Auth. of New York & New Jersey, 5.00%, 9/1/33 (2)	265	284
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/31 (2)	150	157
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/33 (2)	200	209
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	50	50
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 273, 3.25%, 4/1/32	340	346
		2,840
NORTH CAROLINA 4.1%
Charlotte-Mecklenburg Hospital Auth., Series C, 5.00%, 1/15/50 (Tender 12/1/28)	45	48
North Carolina Turnpike Auth., 5.00%, 1/1/27	100	102
North Carolina Turnpike Auth., 5.00%, 1/1/32	75	80

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Raleigh NC Combined Enterprise System Revenue, 5.00%, 9/1/26	120	122
University of North Carolina at Chapel Hill, Series A, 5.00%, 12/1/27	500	524
		876
OHIO 1.2%
Ohio Housing Fin. Agency, Series C, 5.00%, 3/1/26	100	100
Summit County DFA, Series A, 5.00%, 7/1/31	145	160
		260
OREGON 2.8%
Oregon Housing & Community Services Department, Series Q, 3.125%, 7/1/44 (Tender 7/1/28)	100	101
Port of Portland Airport Revenue, Series 24B, 5.00%, 7/1/30 (2)	500	510
		611
PENNSYLVANIA 3.0%
Pennsylvania Commonwealth, Series 1, GO, 5.00%, 1/1/28	270	276
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (2)	165	168
Pennsylvania Housing Fin. Agency, 3.15%, 1/1/46 (Tender 7/1/29)	200	202
		646
PUERTO RICO 4.9%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	228	169
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	79	81
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	43	46
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	300	333
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	261	203
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	242	203

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	17	15
		1,050
SOUTH CAROLINA 0.5%
South Carolina Public Service Auth., Series A, 5.00%, 12/1/26	50	51
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33	55	55
		106
TENNESSEE 1.8%
Chattanooga Health Educational & Housing Facility Board, Series A-1, 5.00%, 8/1/27	50	52
Greeneville Health & Educational Facilities Board, Series A, 5.00%, 7/1/27	65	67
Tennessee Energy Acquisition, Series A, 5.00%, 5/1/52 (Tender 11/1/31)	250	272
		391
TEXAS 11.9%
Arlington Higher Education Fin., Series A, 4.00%, 8/15/32	295	310
Central Texas Regional Mobility Auth., Series G, 5.00%, 1/1/32	50	55
Clifton Higher Education Fin., 5.00%, 8/15/36	150	165
Clifton Higher Education Fin., 5.00%, 4/1/27	315	324
Clifton Higher Education Fin., 5.00%, 8/15/30	50	55
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (2)	500	536
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (2)	200	224
Georgetown Independent School District, Series A, 5.00%, 8/15/28	75	78
Harris County Cultural Education Facilities Fin., Series A, 4.00%, 7/1/26	150	151
Houston Airport System Revenue, Series B, 5.25%, 7/15/29 (2)	125	132

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Houston Airport System Revenue, Series C, 5.00%, 7/1/29 (2)	165	174
Tarrant County Cultural Education Facilities Fin., Series C-1, 5.00%, 11/15/51 (Tender 11/15/32)	250	284
Texas Private Activity Bond Surface Transportation, Series A, 4.00%, 12/31/31	65	68
		2,556
UTAH 0.7%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/31 (2)	140	147
		147
VIRGINIA 6.7%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	200	201
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	250	253
Louisa IDA, Series B, 3.125%, 11/1/35 (Tender 10/1/30)	370	377
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/31	85	86
Newport News Economic Dev. Auth., 3.125%, 12/1/26	40	40
Virginia Housing Dev. Auth., Series E, 3.00%, 10/1/29	185	185
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/34	35	37
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (2)	75	78
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (2)	50	55
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	95	97
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	25	25
		1,434
WASHINGTON 3.8%
Energy Northwest, Series C, 5.00%, 7/1/28	200	213
Port of Seattle, Series A, 5.00%, 5/1/35 (2)	375	384
Washington, Series R-2024C, GO, 5.00%, 8/1/30	200	224
		821

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
WEST VIRGINIA 1.2%
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/28	30	30
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	205	229
		259
WISCONSIN 3.1%
PFA, 3.625%, 6/15/63 (Tender 6/15/31)	50	50
PFA, Series A, 4.00%, 7/15/33 (1)	100	101
PFA, Series A, 5.00%, 7/1/33	150	168
Washington, Series 2, GO, 5.00%, 11/1/27	145	150
Wisconsin HEFA, Series A, 5.00%, 11/15/28	90	90
Wisconsin HEFA, Series A, 5.00%, 11/15/31	100	101
		660
Total Municipal Securities (Cost $21,118)		21,358
Total Investments 99.4% of Net Assets (Cost $21,118)		$21,358

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $303 and represents 1.4% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

February 28, 2026
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $21,118)	$21,358
Interest and dividends receivable	240
Cash	12
Total assets	21,610
Liabilities
Payable for investment securities purchased	110
Investment management and administrative fees payable	3
Total liabilities	113
NET ASSETS	$21,497
Net Assets Consists of:
Total distributable earnings (loss)	$248
Paid-in capital applicable to 425,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	21,249
NET ASSETS	$21,497
NET ASSET VALUE PER SHARE	$50.58
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

    STATEMENT OF OPERATIONS

($000s)
11/19/25 Through
2/28/26
Investment Income (Loss)
Interest income	$209
Investment management and administrative expense	11
Net investment income	198
Realized and Unrealized Gain / Loss
Change in net unrealized gain / loss on securities	240
Net realized and unrealized gain / loss	240
INCREASE IN NET ASSETS FROM OPERATIONS	$438
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
11/19/25 Through
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$198
Change in net unrealized gain / loss	240
Increase in net assets from operations	438
Distributions to shareholders
Net earnings	(189)
Capital share transactions*
Shares sold	22,503
Shares redeemed	(1,255)
Increase in net assets from capital share transactions	21,248
Net Assets
Increase during period	21,497
Beginning of period	-
End of period	$21,497
*Share information (000s)
Shares sold	450
Shares redeemed	(25)
Increase in shares outstanding	425
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025. The fund seeks high current income exempt from federal income taxes.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock
Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On February 28, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $39,146,000 and $18,358,000, respectively, for the period ended February 28, 2026.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the period presented was as follows:

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

($000s)
February 28,
2026
Tax-exempt income	$189
At February 28, 2026, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$21,118
Unrealized appreciation	$241
Unrealized depreciation	(1)
Net unrealized appreciation (depreciation)	$240
At February 28, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed tax-exempt income	$8
Net unrealized appreciation (depreciation)	240
Total distributable earnings (loss)	$248
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

As of February 28, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 94% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended February 28, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Short Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short Municipal Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 19, 2025 (inception) through February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period November 19, 2025 (inception) through February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 02/28/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $189,000 which qualified as exempt-interest dividends.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on July 28, 2025 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services that will be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate for the fund was determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry.  In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund will be shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1256-050 04/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026